Cover	Nov. 04, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 04, 2021
Entity Registrant Name	Bionano Genomics, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38613
Entity Tax Identification Number	26-1756290
Entity Address, Address Line One	9540 Towne Centre Drive, Suite 100
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	888-7600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001411690
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	BNGO
Security Exchange Name	NASDAQ
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	BNGOW
Security Exchange Name	NASDAQ